Share based compensation (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Aug. 31, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 13.99				$ 14.00
Exercise price per share appreciation limit under condition one	exceed four times
Percentage of exercise price per share appreciation limit under condition one (in hundredths)	400.00%
Exercise price per share appreciation limit under condition two	exceed five times
Percentage of Exercise price per share appreciation limit under condition two (in hundredths)	500.00%
Employees and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vest on each anniversary (in hundredths)		33.00%	33.00%	20.00%
Exercise price (in dollars per share)		$ 13.91	$ 13.66	$ 14.00
Total number of units awarded (in units)		5,595	22,118	1,078,125
Contractual term		7 years	7 years	7 years
Dividend yield (in hundredths)		2.88%	2.93%	2.87%
Risk free rate of return (in hundredths)		2.20%	2.06%	2.15%
Expected volatility (in hundredths)		53.60%	56.31%	54.89%
Weighted average fair value of unit (in dollars per unit)		$ 4.20	$ 4.17	$ 4.28
Employees and Officers [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life		4 years 6 months 11 days	4 years 7 months 6 days	4 years 10 months 24 days
Employees and Officers [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life		5 years	5 years	6 years
2013 Equity Incentive Plan [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of units awarded (in units)	1,105,838